UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/01

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mary F. McCollum________
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Mary F. McCollum		New York, NY		10/16/01
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	68

Form 13F Table Value Total:			432,459

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FORM 13F INFORMATION TABLE





VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE












AOL Time Warner, Inc.
COM
00184A105
4,061
122,700
SH

SOLE

32,000

90,700
Advent Software, Inc.
COM
007974108
821
21,800
SH

SOLE

13,500

8,300
Allegheny Energy Inc.
COM
017361106
7,527
205,100
SH

SOLE

116,500

88,600
American Express Co
COM
025816109
1,845
63,500
SH

SOLE

24,500

39,000
American International Group
COM
026874107
6,023
77,224
SH

SOLE

25,037

52,187
Amgen Inc.
COM
031162100
7,188
122,300
SH

SOLE

64,500

57,800
Analog Devices, Inc.
COM
032654105
5,510
168,500
SH

SOLE

89,500

79,000
Arch Coal Inc.
COM
039380100
1,552
99,500
SH

SOLE

55,000

44,500
Automatic Data Processing, Inc
COM
053015103
7,757
164,900
SH

SOLE

90,000

74,900
Biomet, Inc.
COM
090613100
2,808
96,000
SH

SOLE

78,500

17,500
Blackrock, Inc.
COM
09247X101
3,913
88,500
SH

SOLE

53,700

34,800
Calpine Corp.
COM
131347106
9,382
411,300
SH

SOLE

226,400

######
Cardinal Health, Inc.
COM
14149Y108
22,072
298,470
SH

SOLE

172,750

######
Charles Schwab Corp.
COM
808513105
920
80,000
SH

SOLE

80,000

0
Cheesecake Factory (The)
COM
163072101
7,191
300,250
SH

SOLE

167,450

######
Citigroup
COM
172967101
2,927
72,265
SH

SOLE

21,533

50,732
Colgate-Palmolive Co
COM
194162103
9,926
170,400
SH

SOLE

97,500

72,900
Costco Wholesale Corp
COM
22160K105
5,910
166,200
SH

SOLE

79,300

86,900
DST Systems, Inc.
COM
233326107
4,931
114,000
SH

SOLE

60,000

54,000
Danaher Corp.
COM
235851102
2,501
53,000
SH

SOLE

24,500

28,500
Dell Computer Corp
COM
247025109
7,773
419,500
SH

SOLE

228,500

######
Diamond Offshore Drilling, Inc
COM
25271C102
820
32,500
SH

SOLE

9,000

23,500
Duke Energy Corp.
COM
264399106
14,334
378,700
SH

SOLE

222,700

######
El Paso Corp.
COM
28336L109
6,498
156,400
SH

SOLE

85,500

70,900
Electronic Data Systems Corp
COM
285661104
7,831
136,000
SH

SOLE

68,500

67,500
Emerson Electric Co
COM
291011104
5,779
122,800
SH

SOLE

60,800

62,000
Entravision Communications Co
COM
29382R107
569
66,500
SH

SOLE

42,500

24,000
Estee Lauder Co
COM
518439104
4,160
125,500
SH

SOLE

58,000

67,500
Exelon Corp.
COM
30161N101
2,589
58,050
SH

SOLE

18,800

39,250
Genentech, Inc.
COM
368710406
5,720
130,000
SH

SOLE

71,800

58,200
General Electric Co
COM
369604103
15,289
411,000
SH

SOLE

228,500

######
Home Depot, Inc. (The)
COM
437076102
12,209
318,200
SH

SOLE

195,900

######
Intel Corp
COM
458140100
5,523
270,200
SH

SOLE

147,500

######
International Business Machine
COM
459200101
10,208
111,300
SH

SOLE

59,100

52,200
Johnson & Johnson
COM
478160104
13,590
245,300
SH

SOLE

125,300

######
Kansas City Southern Ind
COM
485170302
2,043
170,250
SH

SOLE

99,300

70,950
Kohl's Corporation
COM
500255104
12,797
266,600
SH

SOLE

162,000

######
Linear Technology Corp
COM
535678106
6,098
185,900
SH

SOLE

96,000

89,900
Medtronic, Inc.
COM
585055106
8,339
191,700
SH

SOLE

111,300

80,400
Merrill Lynch & Co., Inc.
COM
590188108
2,602
64,100
SH

SOLE

35,000

29,100
Microsoft Corp
COM
594918104
11,201
218,900
SH

SOLE

123,800

95,100
Minnesota Mining & Manufacturing
COM
604059105
13,914
141,400
SH

SOLE

82,500

58,900
Molex Inc.
CL A COM
608554200
10,442
429,704
SH

SOLE

244,713

######
Moody's Corp
COM
615369105
1,369
37,000
SH

SOLE

27,000

10,000
Nabors Industries Inc.
COM
629568106
3,481
166,000
SH

SOLE

103,000

63,000
National-Oilwell Inc.
COM
637071101
580
40,000
SH

SOLE

37,000

3,000
Nokia Corp. - ADR
COM
654902204
5,149
329,000
SH

SOLE

118,000

######
Northern Trust Co
COM
665859104
5,075
96,700
SH

SOLE

64,000

32,700
OM Group, Inc.
COM
670872100
6,812
123,850
SH

SOLE

82,800

41,050
On Assignment, Inc.
COM
682159108
1,286
80,000
SH

SOLE

80,000

0
Patterson-UTI Energy Inc.
COM
703481101
1,347
109,000
SH

SOLE

67,000

42,000
Paychex, Inc.
COM
704326107
3,101
98,399
SH

SOLE

58,175

40,224
Peabody Energy Corp
COM
704549104
265
11,000
SH

SOLE

2,000

9,000
Pfizer, Inc.
COM
717081103
12,848
320,400
SH

SOLE

180,500

######
Precision Drilling Corp
COM
74022d100
2,228
105,500
SH

SOLE

73,000

32,500
S&P 500 Depository Receipts
COM
78462F103
2,092
20,030
SH

SOLE

0

20,030
Santa Fe International Corp.
COM
G7805C108
7,554
355,500
SH

SOLE

211,800

######
Stryker Corporation
COM
863667101
1,852
35,000
SH

SOLE

25,000

10,000
Talbots, Inc. (The)
COM
874161102
5,983
266,500
SH

SOLE

140,500

######
Target Corp
COM
87612E106
4,502
141,800
SH

SOLE

56,300

85,500
Texas Instruments, Inc.
COM
882508104
2,535
101,500
SH

SOLE

46,500

55,000
Tiffany & Co.
COM
886547108
9,708
448,400
SH

SOLE

272,400

######
Transocean Sedco Forex Co
COM
G90078109
5,418
205,209
SH

SOLE

102,308

######
Utilicorp United, Inc.
COM
918005109
9,958
355,500
SH

SOLE

194,400

######
Viacom, Inc.
CL B VTG
925524308
3,176
92,057
SH

SOLE

25,317

66,740
Wal-Mart Stores, Inc.
COM
931142103
14,568
294,300
SH

SOLE

160,000

######
Walgreen Co
COM
931422109
19,164
556,620
SH

SOLE

360,000

######
Williams Companies Inc. (The)
COM
969457100
7,316
268,000
SH

SOLE

156,300

######
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